Segment and Geographic Information (Tables)	9 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
Schedule of segment information
The following tables summarize the Company's segment information and the consolidated totals reported (in thousands):

	Three Months Ended September 30,
	2025			2024
	Equipment Leasing	Equipment Trading	Totals	Equipment Leasing	Equipment Trading	Totals
Total revenues	$332,011	$1,827	$333,838	$389,297	$2,022	$391,319
Less:
Depreciation and amortization	89,044	189	89,233	134,744	208	134,952
Interest and debt expense	69,231	629	69,860	67,232	172	67,404
Storage and handling	12,406	—	12,406	10,532	—	10,532
Repair costs	2,274	—	2,274	1,787	—	1,787
Other operating expenses	1,085	—	1,085	1,208	—	1,208
Administrative expenses(1)	31,112	314	31,426	22,596	266	22,862
Other (income) expenses(2)	265	—	265	(109)	—	(109)
Leasing margin	$126,594	$695	$127,289	$151,307	$1,376	$152,683
Net trading margin	—	646	646	—	1,053	1,053
Net gain (loss) on sale of leasing equipment	3,167	—	3,167	17,435	—	17,435
Transaction and other costs			—			(5,095)
Income (loss) before income taxes			$131,102			$166,076
Total assets	9,934,916	101,178	10,036,094	11,141,059	65,458	11,206,517
Purchases of leasing equipment and investments in finance leases(3)	$914,085	$—	$914,085	$298,159	$—	$298,159

	Nine Months Ended September 30,
	2025			2024
	Equipment Leasing	Equipment Trading	Totals	Equipment Leasing	Equipment Trading	Totals
Total revenues	$1,021,083	$5,673	$1,026,756	$1,135,851	$5,742	$1,141,593
Less:
Depreciation and amortization	296,389	572	296,961	405,949	620	406,569
Interest and debt expense	195,610	1,270	196,880	189,737	505	190,242
Storage and handling	33,388	—	33,388	42,011	—	42,011
Repair costs	7,424	—	7,424	6,852	—	6,852
Other operating expenses	4,536	—	4,536	4,443	—	4,443
Administrative expenses(1)	78,949	890	79,839	67,874	809	68,683
Other (income) expenses(2)	2,499	—	2,499	(1,677)	—	(1,677)
Leasing margin	$402,288	$2,941	$405,229	$420,662	$3,808	$424,470
Net trading margin	—	1,994	1,994	—	3,352	3,352
Net gain (loss) on sale of leasing equipment	21,722	—	21,722	(6,061)	—	(6,061)
Transaction and other costs			—			(26,746)
Income (loss) before income taxes			$428,945			$395,015
Total assets	9,934,916	101,178	10,036,094	11,141,059	65,458	11,206,517
Purchases of leasing equipment and investments in finance leases(3)	$1,014,279	$—	$1,014,279	$666,319	$—	$666,319
(1)     Certain Administrative expenses have been allocated to the equipment trading segment based on a methodology that is consistent in all the periods presented.
(2) Other segment items primarily include the provision (reversal) for doubtful accounts, unrealized gains or losses on derivative instruments and debt termination expense.
(3)    Represents cash disbursements for purchases of leasing equipment and investments in finance leases as reflected in the Consolidated Statements of Cash Flows for the periods indicated, but excludes cash flows associated with the purchase of equipment held for resale.

Geographic allocation of revenues for the periods indicated based on the customers primary domicile and allocates equipment trading revenue based on the location of sale
The following table summarizes the geographic allocation of total leasing revenues based on customers' primary domicile (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Total revenues:
Asia	$125,396	$148,562	$391,115	$407,915
Europe	174,823	208,620	536,650	612,491
Americas	14,357	17,340	45,378	72,885
Bermuda	1,138	1,081	3,333	3,203
Other International	18,124	15,716	50,280	45,099
Total	$333,838	$391,319	$1,026,756	$1,141,593
The following table summarizes the geographic allocation of equipment trading revenues based on the location of the sale (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Total equipment trading revenues:
Asia	$1,107	$3,840	$5,271	$12,313
Europe	3,785	2,620	8,207	7,159
Americas	8,863	3,153	24,139	9,850
Bermuda	—	—	—	—
Other International	3,188	1,880	7,652	6,288
Total	$16,943	$11,493	$45,269	$35,610